Property and equipment, net	12 Months Ended
Dec. 31, 2013
Property and equipment, net [Abstract]
Property and equipment, net

5. Property and equipment, net

Property and equipment consisted of the following:

	December 31, 2012	December 31, 2013
	US$	US$
Corporate aircraft (Note 12)	-	43,340,746
Vehicles	3,077,924	3,832,047
Furniture and fixtures	2,946,681	3,961,131

Total	6,024,605	51,133,924

Accumulated depreciation	(4,448,459)	(4,427,924)

Property and equipment, net	1,576,146	46,706,000

Depreciation expense for property and equipment for the year ended December 31, 2013 amounted to US$1,400,639 (2011: US$888,314; 2012: US$533,616) which includes amortization expense related to the corporate aircraft capital lease (Note 12) amounting to US$710,895 (2011: US$ nil; 2012: US$ nil).

Accumulated depreciation expense for property and equipment as of the year ended December 31, 2013 amounted to US$4,427,924 (2011: US$4,072,125; 2012: US$4,448,459) which includes amortization expense related to the corporate aircraft capital lease (Note 12) amounting to US$710,895 (2011: US$ nil; 2012: US$ nil).